Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000129449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,165,400
C000129447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,728
Average Annual Return, Percent	8.50%	(0.78%)		0.71%
C000129448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,406
Average Annual Return, Percent	11.50%	(0.64%)		0.40%
C000082160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,558,100
C000082158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $14,376
Average Annual Return, Percent	5.75%	4.66%		3.70%
C000082159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $13,918
Average Annual Return, Percent	8.49%	4.75%		3.36%
C000021322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $14,449
C000064460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,467,300
C000077167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $13,481
Average Annual Return, Percent	10.45%	2.43%		3.03%
C000077168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $13,106
Average Annual Return, Percent	13.39%	2.56%		2.74%
C000077170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $13,766
C000125075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $14,824
C000228875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $14,758
C000157073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,309,300
C000157071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,104
Average Annual Return, Percent	10.41%	(0.20%)	2.06%
C000157072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $11,804
Average Annual Return, Percent	13.61%	(0.06%)	1.79%
C000121799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,166,700
C000201844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,909
Average Annual Return, Percent	3.23%	(0.77%)		0.87%
C000201845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,860
Average Annual Return, Percent	6.00%	(0.66%)		0.83%
C000021323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $11,705
C000089979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,188,100
C000089977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,952
Average Annual Return, Percent	3.44%	(0.56%)		0.91%
C000089978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,623
Average Annual Return, Percent	6.22%	(0.43%)		0.61%
C000021325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $11,392
C000021326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,184,700
C000057304
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,890
Average Annual Return, Percent	6.22%	(0.95%)		0.86%
C000057305
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,560
Average Annual Return, Percent	9.14%	(0.82%)		0.55%
C000153036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $11,930
C000044074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $13,313
C000021324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,378,600
C000057302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,923
Average Annual Return, Percent	11.43%	2.25%		2.60%
C000057303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $12,353
Average Annual Return, Percent	12.43%	2.04%		2.14%
C000125076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $13,894
Without Sales Load [Member] | C000129449
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	0.48%		1.54%
Without Sales Load [Member] | C000129447
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%	0.08%		1.14%
Without Sales Load [Member] | C000129448
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	(0.64%)		0.40%
Without Sales Load [Member] | C000082160
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%	5.95%		4.53%
Without Sales Load [Member] | C000082158
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%	5.56%		4.15%
Without Sales Load [Member] | C000082159
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%	4.75%		3.36%
Without Sales Load [Member] | C000021322
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	3.59%		3.75%
Without Sales Load [Member] | C000064460
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%	3.76%		3.91%
Without Sales Load [Member] | C000077167
Average Annual Return [Line Items]
Average Annual Return, Percent	15.28%	3.33%		3.48%
Without Sales Load [Member] | C000077168
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%	2.56%		2.74%
Without Sales Load [Member] | C000077170
Average Annual Return [Line Items]
Average Annual Return, Percent	14.97%	3.10%		3.25%
Without Sales Load [Member] | C000125075
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%	3.87%		4.01%
Without Sales Load [Member] | C000228875
Average Annual Return [Line Items]
Average Annual Return, Percent	16.44%	4.03%		3.97%
Without Sales Load [Member] | C000157073
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%	1.05%	2.92%
Without Sales Load [Member] | C000157071
Average Annual Return [Line Items]
Average Annual Return, Percent	15.36%	0.67%	2.53%
Without Sales Load [Member] | C000157072
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	(0.06%)	1.79%
Without Sales Load [Member] | C000121799
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	0.47%		1.55%
Without Sales Load [Member] | C000201844
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%	0.09%		1.31%
Without Sales Load [Member] | C000201845
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	(0.66%)		0.83%
Without Sales Load [Member] | C000021323
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	0.52%		1.59%
Without Sales Load [Member] | C000089979
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	0.67%		1.74%
Without Sales Load [Member] | C000089977
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	0.30%		1.35%
Without Sales Load [Member] | C000089978
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	(0.43%)		0.61%
Without Sales Load [Member] | C000021325
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%	(0.05%)		1.31%
Without Sales Load [Member] | C000021326
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%	0.33%		1.71%
Without Sales Load [Member] | C000057304
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	(0.08%)		1.30%
Without Sales Load [Member] | C000057305
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	(0.82%)		0.55%
Without Sales Load [Member] | C000153036
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	0.46%		1.78%
Without Sales Load [Member] | C000044074
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%	2.81%		2.90%
Without Sales Load [Member] | C000021324
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%	3.16%		3.26%
Without Sales Load [Member] | C000057302
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	2.76%		2.86%
Without Sales Load [Member] | C000057303
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%	2.04%		2.14%
Without Sales Load [Member] | C000125076
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%	3.27%		3.34%
JPM EM Blend HC/LC 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EM Blend HC/LC 50-50 Index $1,184,500
Average Annual Return, Percent	12.62%	0.30%		1.71%
JPM EM Blend HC/LC 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EM Blend HC/LC 50-50 Index $11,845
Average Annual Return, Percent	12.62%	0.30%		1.71%
JPM EM Blend HC/LC 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EM Blend HC/LC 50-50 Index $11,845
Average Annual Return, Percent	12.62%	0.30%		1.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,245,700
Average Annual Return, Percent	9.70%	1.05%	2.37%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,457
Average Annual Return, Percent	9.70%	1.05%	2.37%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,457
Average Annual Return, Percent	9.70%	1.05%	2.37%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,254,800
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,254,800
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Nueberger Index: 50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM/25% JPM EMBI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>/25% JPM CEMBI $1,181,200
Average Annual Return, Percent	12.59%	0.22%		1.68%
Nueberger Index: 50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM/25% JPM EMBI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>/25% JPM CEMBI $11,812
Average Annual Return, Percent	12.59%	0.22%		1.68%
Nueberger Index: 50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM/25% JPM EMBI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>/25% JPM CEMBI $11,812
Average Annual Return, Percent	12.59%	0.22%		1.68%
Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $1,616,900
Average Annual Return, Percent	10.56%	6.02%		4.92%
Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,169
Average Annual Return, Percent	10.56%	6.02%		4.92%
Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,169
Average Annual Return, Percent	10.56%	6.02%		4.92%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $1,593,900
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Average Annual Return, Percent	16.49%	4.37%		4.77%
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,330,500
Average Annual Return, Percent	12.37%	1.66%	3.09%
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
Average Annual Return, Percent	12.37%	1.66%	3.09%
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
Average Annual Return, Percent	12.37%	1.66%	3.09%
Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,068
Average Annual Return, Percent	6.46%	0.90%		1.90%
Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $1,206,800
Average Annual Return, Percent	6.46%	0.90%		1.90%
Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,068
Average Annual Return, Percent	6.46%	0.90%		1.90%
Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,068
Average Annual Return, Percent	6.46%	0.90%		1.90%